RELATED PARTIES TRANSACTIONS (Details Narrative) - USD ($)			9 Months Ended		12 Months Ended
	Sep. 12, 2024	Apr. 02, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Related Party Transaction [Line Items]
Due to related parties			$ 68,659		$ 48,462
Interest rate			3.00%		3.00%	3.00%
Accrued interest forgiven				$ 32,153	$ 32,153
Related Party [Member] | Bridge Loan Agreement [Member]
Related Party Transaction [Line Items]
Face amount		$ 600,000
Interest rate		12.00%
Accrued interest forgiven	$ 32,153
Other general and administrative expenses					520,547
Debt remaining			$ 42,453		$ 79,453
Related Party [Member] | Bridge Loan Agreement [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Debt conversion converted shares	600,000	600,000
Conversion price	$ 1	$ 1